Shareholder Report, Line Graph (Details) ITJR_MML Sustainable Equity Fund_Initial Class_TSR Annual {Initial Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Initial Class
Account Value [Line Items]
Accumulated Value	$ 30,401	$ 25,347	$ 20,358	$ 24,532	$ 19,295	$ 16,849	$ 12,756	$ 13,455	$ 10,877	$ 10,000	$ 33,898
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 33,786	$ 27,025	$ 21,400	$ 26,132	$ 20,304	$ 17,149	$ 13,042	$ 13,640	$ 11,196	$ 10,000	$ 39,827